LEASES	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
LEASES
11.	LEASES
Lessee Arrangements
The Company is the lessee under operating leases for equipment and real estate, including the land in Macau on which Studio City is located. Certain leases include options to extend the lease term and options to terminate the lease term. The land concession contract of Studio City has a term of 25 years, which is renewable for further consecutive periods of 10 years, subject to applicable legislation in Macau. The estimated term related to the land concession contract of Studio City is 40 years.
The components of operating lease cost
s
are as follows:

	Year Ended December 31,
	2020	2019
Amortization of land use right	$3,333	$3,300
Operating lease cost s	1,108	1,409
Short-term lease cost s	405	1,049

Total operating lease cost s	$4,846	$5,758

Other information related to lease term and discount rate of operating leases is as follows:

	December 31,
	2020	2019
Weighted average remaining lease term	34.9 years	35.9 years
Weighted average discount rate	5.25%	7.01%
Maturities of operating lease liabilities as of December 31, 2020 are as fo
l
lows:

Year ending December 31,
2021	$1,017
2022	1,135
2023	1,135
2024	1,135
2025	1,135
Over 2025	33,820

Total future minimum lease payments	39,377
Less: amount representing interest	(21,245)

Present value of future minimum lease payments	18,132
Current portion	(995)

Non-current portion	$17,137

Lessor Arrangements
The Company is the lessor under
non-cancellable
operating leases mainly for mall spaces in Studio City with various retailers that expire at various dates through August 2028. Certain of the operating leases include minimum base fees with contingent fee clauses based on percentage
s
of turnover.
During the year ended December 31, 2020, the Company earned minimum operating lease income of $12,064 and contingent operating lease income of $(1,254). Total lease income was reduced by $3,913 as a result of the rent concessions and uncollectible lease income
related to the effects of the
COVID-19
pandemic. During the years ended December 31, 2019 and 2018, the Company earned minimum operating lease income of $150 and $7,428 and contingent operating lease income of $8,077 and $9,301, respectively.

Future minimum fees, excluding the contingent fees to be received under non-cance
l
lable
operating leases as of December 31, 2020 were as follows:

Year ending December 31,
2021	$8,579
2022	7,090
2023	2,407
2024	1,882
2025	1,408
Over 2025	2,532

$23,898